Tax Expense Benefit (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Current Tax	$ 28,018,330	$ 16,324,841
Deferred Tax	(3,486,826)	(61,549)
Total	$ 24,531,504	$ 16,263,292	$ 8,979,649